Consolidated Statement of Changes in Stockholders' Equity - EUR (€)	Total	Common stock [member]	Treasury shares [member]	Additional paid-in capital [member]	Revaluation reserve [member]	Other Comprehensive Income Reserve [member]	Accumulated Income/(Deficit) [member]
Beginning balance at Dec. 31, 2016	€ 415,460,165	€ 29,159,770	€ (14,648,212)	€ 428,361,175	€ 136,101	€ 0	€ (27,548,669)
Statement [LineItems]
Beginning balance, shares		29,159,770	396,010
Compensation Related to the Grant of Convertible Bonds and Performance Shares	4,974,599	€ 0	€ 0	4,974,599	0	0	0
Compensation Related to the Grant of Convertible Bonds and Performance Shares, shares		0	0
Exercise of Convertible Bonds Issued to Related Parties	8,304,328	€ 261,015	€ 0	8,043,313	0	0	0
Exercise of Convertible Bonds Issued to Related Parties, shares		261,015	0
Transfer of Treasury Stock for Long-Term Incentive Program	0	€ 0	€ 2,286,752	(2,286,752)	0	0	0
Transfer of Treasury Stock for Long-Term Incentive Program, shares		0	(61,871)
Transfer of Treasury Stock to Members of the Management Board	0	€ 0	€ 534,479	(534,479)	0	0	0
Transfer of Treasury Stock to Members of the Management Board, Shares		0	(14,461)
Change in Fair Value of Shares through Other Comprehensive Income	0
Change in Unrealized Gains and Losses on Available-for-sale Financial Assets and Bonds, Net of Tax Effects	117,829	€ 0	€ 0	0	117,829	0	0
Foreign Currency Gain (Losses) from Consolidation	0
Change in Unrealized Gains and Losses on Available-for-sale Financial Assets and Bonds, shares		0	0
Change in Unrealized Gains on Cash Flow Hedges, Net of Tax Effects	(359,413)	€ 0	€ 0	0	(359,413)	0	0
Change in Unrealized Gains and Losses on Cash Flow Hedges, Net of Tax Effects, Shares		0	0
Consolidated Net Loss	(69,826,469)	€ 0	€ 0	0	0	0	(69,826,469)
Total Comprehensive Income	(70,068,053)	0	0	0	(241,584)	0	(69,826,469)
Ending balance at Dec. 31, 2017	358,671,039	€ 29,420,785	€ (11,826,981)	438,557,856	(105,483)	0	(97,375,138)
Statement [LineItems]
Ending balance, shares		29,420,785	319,678
Application of IFRS 9 and 15 | IFRS 9 [member]	(248,000)	€ 0	€ 0	0	105,483	0	(353,483)
Application of IFRS 9 and 15 | IFRS 15 [member]	1,135,014	€ 0	0	0	0	0	1,135,014
Beginning balance at Dec. 31, 2017	359,558,053		€ (11,826,981)	438,557,856	0	0	(96,593,607)
Statement [LineItems]
Beginning balance, shares		29,420,785	319,678
Capital Increase, Net of Issuance Cost	178,575,506	€ 2,386,250	€ 0	176,189,256	0	0	0
Capital Increase, Net of Issuance Cost, shares		2,386,250	0
Compensation Related to the Grant of Convertible Bonds and Performance Shares	5,584,969	€ 0	€ 0	5,584,969	0	0	0
Compensation Related to the Grant of Convertible Bonds and Performance Shares, shares		0	0
Exercise of Convertible Bonds Issued to Related Parties	1,037,117	€ 32,537	€ 0	1,004,580	0	0	0
Exercise of Convertible Bonds Issued to Related Parties, shares		32,537	0
Transfer of Treasury Stock for Long-Term Incentive Program	0	€ 0	€ 636,414	(636,414)	0	0	0
Transfer of Treasury Stock for Long-Term Incentive Program, shares		0	(17,219)
Transfer of Treasury Stock to Related Parties	0	€ 0	€ 791,794	(791,794)	0	0	0
Transfer of Treasury Stock to Related Parties, shares		0	(21,423)
Change in Fair Value of Shares through Other Comprehensive Income	(127,458)	€ 0	€ 0	0	0	(127,458)	0
Change in Unrealized Gains and Losses on Available-for-sale Financial Assets and Bonds, Net of Tax Effects	0
Foreign Currency Gain (Losses) from Consolidation	(83,432)	0	0	0	0	(83,432)	0
Change in Unrealized Gains on Cash Flow Hedges, Net of Tax Effects	0
Consolidated Net Loss	(56,172,121)	0	0	0	0	0	(56,172,121)
Total Comprehensive Income	(56,383,011)	0	0	0	0	(210,890)	(56,172,121)
Ending balance at Dec. 31, 2018	488,372,634	€ 31,839,572	€ (10,398,773)	619,908,453	0	(210,890)	(152,765,728)
Statement [LineItems]
Ending balance, shares		31,839,572	281,036
Beginning balance, shares		31,839,572	281,036
Compensation Related to the Grant of Convertible Bonds and Performance Shares	6,654,470	€ 0	€ 0	6,654,470	0	0	0
Compensation Related to the Grant of Convertible Bonds and Performance Shares, shares		0	0
Exercise of Convertible Bonds Issued to Related Parties	3,773,554	€ 118,386	€ 0	3,655,168	0	0	0
Exercise of Convertible Bonds Issued to Related Parties, shares		118,386	0
Transfer of Treasury Stock for Long-Term Incentive Program	0	€ 0	€ 1,934,043	(1,934,043)	0	0	0
Transfer of Treasury Stock for Long-Term Incentive Program, shares		0	(52,328)
Transfer of Treasury Stock to Related Parties	0	€ 0	€ 107,480	(107,480)	0	0	0
Transfer of Treasury Stock to Related Parties, shares		0	(2,908)
Change in Fair Value of Shares through Other Comprehensive Income	(1,160,160)	€ 0	€ 0	0	0	(1,160,160)	0
Change in Unrealized Gains and Losses on Available-for-sale Financial Assets and Bonds, Net of Tax Effects	0
Foreign Currency Gain (Losses) from Consolidation	75,332	0	0	0	0	75,332	0
Change in Unrealized Gains on Cash Flow Hedges, Net of Tax Effects	0
Consolidated Net Loss	(103,014,058)	0	0	0	0	0	(103,014,058)
Total Comprehensive Income	(104,098,886)	0	0	0	0	(1,084,828)	(103,014,058)
Ending balance at Dec. 31, 2019	€ 394,701,772	€ 31,957,958	€ (8,357,250)	€ 628,176,568	€ 0	€ (1,295,718)	€ (255,779,786)
Statement [LineItems]
Ending balance, shares		31,957,958	225,800